Common Shares (Narrative) (Details) (USD $)	12 Months Ended						0 Months Ended		0 Months Ended	12 Months Ended			0 Months Ended			0 Months Ended		12 Months Ended		0 Months Ended	12 Months Ended	0 Months Ended		0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Class A Common Shares [Member]	Dec. 31, 2011 Class A Common Shares [Member]	Dec. 31, 2012 Class B Common Shares [Member]	Dec. 31, 2011 Class B Common Shares [Member]	May 05, 2011 ADS [Member]	Mar. 14, 2007 Issuance upon Inception [Member] Common Shares [Member]	Jun. 05, 2007 Issuance upon Inception [Member] Restricted Common Shares [Member]	Dec. 31, 2012 Issuance upon Inception [Member] Restricted Common Shares [Member]	Dec. 31, 2011 Issuance upon Inception [Member] Restricted Common Shares [Member]	Dec. 31, 2010 Issuance upon Inception [Member] Restricted Common Shares [Member]	Jun. 22, 2007 Issuance of Series A Preferred Shares [Member] Common Shares [Member]	Dec. 17, 2007 Issuance of Series B Preferred Shares [Member] Common Shares [Member]	Mar. 11, 2011 Variation of Capital [Member]	Mar. 11, 2011 Variation of Capital [Member] Common Shares [Member]	Mar. 11, 2011 Variation of Capital [Member] Class A Common Shares [Member]	Dec. 31, 2012 Variation of Capital [Member] Class A Common Shares [Member]	May 05, 2011 Variation of Capital [Member] Class A Common Shares [Member]	Mar. 11, 2011 Variation of Capital [Member] Class B Common Shares [Member]	Dec. 31, 2012 Variation of Capital [Member] Class B Common Shares [Member]	May 05, 2011 Variation of Capital [Member] ADS [Member]	May 05, 2011 Variation of Capital [Member] Preferred Shares [Member]	Nov. 26, 2012 ADSs Repurchase Plan [Member] ADS [Member]	Dec. 31, 2012 ADSs Repurchase Plan [Member] ADS [Member]
Common Stock [Line Items]
Number of shares issued			136,120,102	55,953,690	105,152,531	160,664,773		1
Number of shares outstanding			136,120,102	55,953,690	105,152,531	160,664,773		1											38,750,000			7,750,000
Number of shares, new issues							7,750,000		54,999,999													7,750,000
Value of shares, new issues		$ 78,960,000							$ 5,000
Common shares, par value			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001								$ 0.0001			$ 0.0001
Share repurchase period									60 days
Proportion of restricted shares vested upon issuance									50.00%
Conversion ratio of stock split									27,500,000
Proportion of restricted shares vested following issuance date									50.00%
Installment of restricted shares vested following issuance date										36 equal and continuous monthly installments for each subsequent monthly period
Recognized share-based compensation expense												64,000
Number of shares unvested										0	0
Number of shares forfeited										0	0
Number of shares repurchased													3,250,000	1,397,059
Value of shares repurchased	1,346,000												325,000	500,000
Shares repurchased, value per share													$ 0.1	$ 0.358
Number of common shares redesignated as Class A common shares																199,647,059
Conversion ratio, from outstanding common shares and preferred shares to Class B common shares																1
Number of shares newly authorized																	360,352,941			75,009,787
Accumulated value of shares authorized															80,000
Accumulated number of shares authorized			560,000,000	560,000,000	240,000,000	240,000,000											560,000,000			240,000,000
Voting rights of common share																		one vote per share			ten votes per share
Conversion ratio, from Class B common share to Class A common share																				1
Gross proceed from IPO																						89,125,000
Number of outstanding preferred shares converted into Class B common shares																							114,637,272
Maximum number of shares repurchased per day																								20,000
Maximum value of shares authorized to be repurchased																								2,500,000
Accumulated number of shares repurchased																									217,758
Accumulated value of shares repurchased																									$ 1,346,000